Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Revenues
For the year ended December 31, 2017
(in thousands)
Sale of goods	$329,584,136
Other operating revenue	11,444,131
$341,028,267